Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances (in shares) at Dec. 31, 2017	25,131,843
Balances at Dec. 31, 2017		$ 9,110,041	$ (28,124,692)	$ (19,014,651)
Patent acquisition liability modification (See Note 8)		4,380,000		4,380,000
Stock-based compensation (in shares)	20,000
Stock-based compensation		682,000		682,000
Issuance of common stock - interest shares (in shares)	184,400
Issuance of common stock - interest shares		131,878		131,878
Issuance of common stock - consulting (in shares)	137,120
Issuance of common stock - consulting		89,741		89,741
Net loss			(7,530,361)	(7,530,361)
Balances (in shares) at Dec. 31, 2018	25,473,363
Balances at Dec. 31, 2018		14,393,660	(35,655,053)	(21,261,393)
Stock-based compensation (in shares)
Stock-based compensation		167,400		167,400
Issuance of common stock - interest shares (in shares)	45,000
Issuance of common stock - interest shares		45,450		45,450
Net loss			(1,242,777)	(1,242,777)
Balances (in shares) at Mar. 31, 2019	25,518,363
Balances at Mar. 31, 2019		14,606,510	(36,897,830)	(22,291,320)
Balances (in shares) at Dec. 31, 2018	25,473,363
Balances at Dec. 31, 2018		14,393,660	(35,655,053)	(21,261,393)
Stock-based compensation (in shares)	1,250,000
Stock-based compensation		1,176,600		1,176,600
Issuance of common stock - interest shares (in shares)	180,000
Issuance of common stock - interest shares		168,750		168,750
Issuance of common stock - consulting (in shares)	50,000
Issuance of common stock - consulting		36,000		36,000
Net loss			(5,655,119)	(5,655,119)
Balances (in shares) at Dec. 31, 2019	26,953,363
Balances at Dec. 31, 2019		15,775,010	(41,310,172)	(25,535,162)
Stock-based compensation (in shares)
Stock-based compensation		196,650		196,650
Issuance of common stock - interest shares (in shares)	45,000
Issuance of common stock - interest shares		32,400		32,400
Net loss			(1,300,112)	(1,300,112)
Balances (in shares) at Mar. 31, 2020	26,998,363
Balances at Mar. 31, 2020		$ 16,004,060	$ (42,610,284)	$ (26,606,224)